Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

To maintain a consistently high level of service experience for our and the VIEs’ clients, preserve the confidentiality, integrity, and availability of our and the VIEs’ information systems, safeguard our and the VIEs’ assets, data, intellectual property, and network infrastructure, while meeting regulatory requirements, it is crucial to effectively manage cybersecurity risks. To achieve this, we and the VIEs have implemented a comprehensive cybersecurity risk management framework, which is integrated in our and the VIEs’ overall enterprise risk management system and processes and is internally managed.

Our and the VIEs’ dedicated cybersecurity staff is tasked with assessing, identifying and managing risks related to cybersecurity threats and, under the leadership of our and the VIEs’ head of cybersecurity, is responsible for

●	risk assessments designed to help identify material cybersecurity risks to our and the VIEs’ critical systems, information, products, services, and our and the VIEs’ broader enterprise IT environment;
●	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;
●	cybersecurity incident investigations;
●	monitoring threats to sensitive data and unauthorized access to our and the VIEs’ systems;
●	secure access control measures applied to critical IT systems, equipment and devices, designed to prevent unauthorized users, processes, and devices from assessing IT systems and data;
●	developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with the board of directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements; and
●	developing and implementing training on cybersecurity, information security and threat awareness.

There were no cybersecurity incidents during the year ended December 31, 2025, that resulted in an interruption to our and the VIEs’ operations, known losses of any critical data or otherwise had a material impact on our and the VIEs’ strategy, financial condition or results of operations. However, the scope and impact of any future incident cannot be predicted. See “Item 3. Key Information - D. Risk Factors” for more information on how material cybersecurity attacks may impact our and the VIEs’ business.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	To maintain a consistently high level of service experience for our and the VIEs’ clients, preserve the confidentiality, integrity, and availability of our and the VIEs’ information systems, safeguard our and the VIEs’ assets, data, intellectual property, and network infrastructure, while meeting regulatory requirements, it is crucial to effectively manage cybersecurity risks.
Cybersecurity Risk Management Processes Integrated [Text Block]

To maintain a consistently high level of service experience for our and the VIEs’ clients, preserve the confidentiality, integrity, and availability of our and the VIEs’ information systems, safeguard our and the VIEs’ assets, data, intellectual property, and network infrastructure, while meeting regulatory requirements, it is crucial to effectively manage cybersecurity risks. To achieve this, we and the VIEs have implemented a comprehensive cybersecurity risk management framework, which is integrated in our and the VIEs’ overall enterprise risk management system and processes and is internally managed.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

Our and the VIEs’ dedicated cybersecurity staff is tasked with assessing, identifying and managing risks related to cybersecurity threats and, under the leadership of our and the VIEs’ head of cybersecurity, is responsible for

●	risk assessments designed to help identify material cybersecurity risks to our and the VIEs’ critical systems, information, products, services, and our and the VIEs’ broader enterprise IT environment;
●	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;
●	cybersecurity incident investigations;
●	monitoring threats to sensitive data and unauthorized access to our and the VIEs’ systems;
●	secure access control measures applied to critical IT systems, equipment and devices, designed to prevent unauthorized users, processes, and devices from assessing IT systems and data;
●	developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with the board of directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements; and
●	developing and implementing training on cybersecurity, information security and threat awareness.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
●	risk assessments designed to help identify material cybersecurity risks to our and the VIEs’ critical systems, information, products, services, and our and the VIEs’ broader enterprise IT environment;
●	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;
●	cybersecurity incident investigations;
●	monitoring threats to sensitive data and unauthorized access to our and the VIEs’ systems;
●	secure access control measures applied to critical IT systems, equipment and devices, designed to prevent unauthorized users, processes, and devices from assessing IT systems and data;
●	developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with the board of directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements; and
●	developing and implementing training on cybersecurity, information security and threat awareness.

Cybersecurity Risk Board of Directors Oversight [Text Block]	developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with the board of directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

There were no cybersecurity incidents during the year ended December 31, 2025, that resulted in an interruption to our and the VIEs’ operations, known losses of any critical data or otherwise had a material impact on our and the VIEs’ strategy, financial condition or results of operations. However, the scope and impact of any future incident cannot be predicted. See “Item 3. Key Information - D. Risk Factors” for more information on how material cybersecurity attacks may impact our and the VIEs’ business.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Governance

Our board of directors acknowledges the significance of robust cybersecurity management programs and actively participates in overseeing and reviewing our and the VIEs’ cybersecurity risk profile and exposures.

The board of directors receives reports on cybersecurity risks, including recent legislative developments and evolving standards on cybersecurity, key issues, priorities and challenges in our and the VIEs’ cybersecurity management, and relevant data or metrics. The board of directors also receives prompt and timely information regarding any significant cybersecurity incidents, as well as ongoing updates regarding any such incidents. Furthermore, in the event of any significant updates or adjustments to our and the VIEs’ cybersecurity related policies, the head of cybersecurity will present them to the board of directors for their review and approval.

Our and the VIEs’ head of cybersecurity leads the overall assessment, identification and management of risks related to cybersecurity threats. He works collaboratively within our Group and receives regular briefings on cybersecurity matters, such as report on cybersecurity incidents and responses and remedial measures.

Our and the VIEs’ head of cybersecurity and their dedicated staff are responsible for the daily management of our r and the VIEs’ cybersecurity efforts. This includes updates and refinement of cybersecurity policies, execution and management of cybersecurity measures, and the preparation of regular reports on cybersecurity execution. Their primary focus is to consistently update our and the VIEs’ cybersecurity programs and mitigation strategies, ensuring they align with industry best practices and procedures.